LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.   LONG-TERM INVESTMENTS

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Equity investments without readily determinable fair value	215,677	169,171	26,547
Equity method investments	5,749	—	—
Long-term time deposits	—	50,000	7,846
Total Long-term Investments	221,426	219,171	34,393

Equity investments without readily determinable fair value

The total carrying value of equity investments without readily determinable fair value as of December 31, 2020 and 2021 were as follows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Initial cost basis	140,053	57,241	8,982
Cumulative unrealized gains	75,624	116,930	18,349
Cumulative unrealized losses (including impairment)	—	(5,000)	(784)
Total carrying value	215,677	169,171	26,547

During the years ended December 31, 2020 and 2021, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer and the aggregate carrying amount of these investments was RMB110,677 and RMB86,977 (US$13,649) as of December 31, 2020 and 2021, respectively.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Gross unrealized gains	14,155	18,687	58,643	9,202
Gross unrealized losses (including impairment) (1)	—	—	(5,000)	(784)
Net unrealized gains on equity securities held	14,155	18,687	53,643	8,418
Net realized gains on equity securities sold	—	5,658	247,145	38,782

Total net gains recognized	14,155	24,345	300,788	47,200

(1)	Nil gross unrealized losses (downward adjustments excluding impairment) were recognized for the years ended December 31, 2019, 2020 and 2021. In 2021, the Company believed that there was a decline in value that was other-than-temporary and recorded a full impairment of RMB5,000 (US$784) in “Other expense” in the consolidated statements of comprehensive (loss) income. Impairment losses of nil, nil and RMB5,000 (US$784) were recognized for the years ended December 31, 2019, 2020 and 2021, respectively.

11.   LONG-TERM INVESTMENTS (CONTINUED)

Equity investments without readily determinable fair value (Continued)

In 2020 and 2021, the Company disposed partial equity interests in the equity investments without readily determinable fair value with the carrying amount of RMB27,937 and RMB100,149 (US$15,716) for a cash consideration of RMB33,595 and RMB347,294 (US$54,498) and realized a gain on disposal of RMB5,658 and RMB247,145 (US$38,782), respectively, which was included in “Other income” in the consolidated statement of comprehensive (loss) income for the years ended December 31, 2020 and 2021. Among which, the Company sold 1.0% share of equity investment without readily determinable fair value with the carrying amount of RMB71,667 (US$11,246) to Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”), a related party of the Company, with cash consideration RMB220,000 (US$34,523) and realized a gain on disposal of RMB148,333 (US$23,277).

Equity method investments

The carrying amount of the equity method investment were RMB5,749 and RMB5,691 (US$ 894) as of December 31, 2020 and 2021, respectively, which represented to the Company’s 13.04% equity interest in Hangzhou Jinye Technology Co., Ltd. (“Jinye”) invested in 2018. The Company accounts for the investment in Jinye as an equity method investment due to its significant influence over the entity, as the Company has one board seat out of five in Jinye. In 2021, the Company believed that there was a decline in value that was other-than-temporary and recorded a full impairment of RMB 5,691 (US$894) in “Other expense” in the consolidated statements of comprehensive (loss) income. Impairment losses of nil, nil and RMB5,691 (US$894) were recognized for the years ended December 31, 2019, 2020 and 2021, respectively. Selected financial information of the equity method investees was not presented as the effects were not material.

Long-term time deposits

Long-term time deposits mainly represent the time deposit made in a financial institution in 2021 which has a principal amount of RMB50,000 (US$7,846) and maturity term of three years. Interest income recognized in the consolidated statements of comprehensive (loss) income were nil, nil and was RMB1,371 (US$215) for the year ended December 31, 2019, 2020 and 2021, respectively.